Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
Summary of Short Term Investment

	As of December 31,
	2022	2023
	RMB	RMB
Variable-rate financial instruments	300,240	—

	300,240	—